Right-of-Use Assets and Lease Liabilities - Schedule of Changes of the Rights Over Leased Assets (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Gross Balance [Member]
Gross Balance
Balance at beginning		$ 191,518	$ 209,335
Additions		14,260	19,149
Disposals		(24,129)	(36,731)
Remeasurement		(222)	(235)
Other increases
Total		181,427	191,518
Gross Balance [Member] | Buildings [member]
Gross Balance
Balance at beginning		126,655	145,849
Additions		8,256	13,892
Disposals		(22,850)	(33,019)
Remeasurement		(222)	(67)
Other increases
Total		111,839	126,655
Gross Balance [Member] | Floor space for ATMs [Member]
Gross Balance
Balance at beginning		36,080	33,060
Additions		5,239	4,385
Disposals		(293)	(1,197)
Remeasurement			(168)
Other increases
Total		41,026	36,080
Gross Balance [Member] | Improvements to leased properties [Member]
Gross Balance
Balance at beginning		28,783	30,426
Additions		765	872
Disposals		(986)	(2,515)
Remeasurement
Other increases
Total		28,562	28,783
Accumulated Depreciation [Member]
Gross Balance
Balance at beginning		(94,639)	(100,446)
Depreciation of the year	[1]	(29,656)	(29,807)
Disposals		22,340	35,637
Other increases		(227)	(23)
Total		(102,182)	(94,639)
Balance at ending		79,245	96,879
Accumulated Depreciation [Member] | Buildings [member]
Gross Balance
Balance at beginning		(63,657)	(75,361)
Depreciation of the year	[1]	(19,581)	(20,939)
Disposals		21,321	32,638
Other increases		(227)	56
Total		(62,144)	(63,657)
Balance at ending		49,695	62,998
Accumulated Depreciation [Member] | Floor space for ATMs [Member]
Gross Balance
Balance at beginning		(9,307)	(2,669)
Depreciation of the year	[1]	(9,026)	(7,733)
Disposals		293	1,123
Other increases			(28)
Total		(18,040)	(9,307)
Balance at ending		22,986	26,773
Accumulated Depreciation [Member] | Improvements to leased properties [Member]
Gross Balance
Balance at beginning		(21,675)	(22,416)
Depreciation of the year	[1]	(1,049)	(1,135)
Disposals		726	1,876
Other increases
Total		(21,998)	(21,675)
Balance at ending		$ 6,564	$ 7,108

[1]	See Note No.37 Depreciation and Amortization.